Supplementary Financial Statement Information - Schedule of Information about Geographical Areas of Non Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	$ 929	$ 561
Right-of-use assets, net	137	195
Investments in a joint venture accounted for using the equity method	534	481
Total	1,600	1,237
Israel [Member]
Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	45	49
Right-of-use assets, net	111	195
Investments in a joint venture accounted for using the equity method	534	481
Total	690	725
USA [Member]
Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	884	440
Right-of-use assets, net	26
Investments in a joint venture accounted for using the equity method
Total	910	440
Mexico [Member]
Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net		72
Right-of-use assets, net
Investments in a joint venture accounted for using the equity method
Total		$ 72